Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Operating activities:
Net income	¥ 509,483	$ 80,369	¥ 516,205	¥ 477,728
Adjustments to reconcile net income to net cash provided by operating activities:
Loss/(gain) on disposal of property, plant and equipment	(152)	(24)	(139)	51
Depreciation of property, plant and equipment	43,301	6,831	44,469	44,828
Reduction in the carrying amount of right-of-use assets	2,159	341	2,551	2,335
Amortization of intangible assets	4,621	729	4,621	4,621
Deferred income taxes	3,235	510	(7,152)	(7,206)
Allowance for credit losses	34,339	5,417	37,212	24,395
Change in fair value of equity securities	20,391	3,217	(25,385)	13,172
Changes in operating assets and liabilities:
Accounts receivable	(102,933)	(16,238)	(120,436)	(86,897)
Inventories	(5,339)	(842)	(6,836)	(24,061)
Prepaid expenses and other receivables	29,546	4,660	(3,722)	(19,935)
Amounts due from related parties	(49,148)	(7,753)
Accounts payable	(1,149)	(181)	(10,513)	(13,574)
Accrued expenses and other payables	12,789	2,017	26,261	29,953
Operating lease right-of-use assets			(3,042)
Operating lease liabilities	(1,636)	(258)	(1,716)	(2,259)
Deferred revenue	89,546	14,126	149,752	122,085
Income tax payable	1,613	254	(2,782)	12,216
Other non-current liabilities	22,942	3,619	31,362	46,552
Net cash provided by operating activities	613,608	96,794	630,710	624,004
Investing activities:
Purchase of property, plant and equipment	(19,789)	(3,122)	(20,892)	(24,240)
Proceeds from disposal of property, plant and equipment	154	24	785	1,195
Refund of deposits for purchase of property, plant and equipment				6,984
Refund of non-current deposits				210,000
Payment of non-current deposits				(340,000)
Net cash used in investing activities	(19,635)	(3,098)	(20,107)	(146,061)
Financing activities:
Payment for dividends to holder of non-controlling interests	(7,729)	(1,219)	(6,074)	(4,039)
Net cash used in financing activities	(7,729)	(1,219)	(6,074)	(4,039)
Effect of foreign currency exchange rate change on cash and cash equivalents	(1,058)	(167)	(2,104)	1,608
Net increase in cash and cash equivalents	585,186	92,310	602,425	475,512
Cash and cash equivalents at beginning of year	6,075,798	958,434	5,473,373	4,997,861
Cash and cash equivalents at end of year	6,660,984	1,050,744	6,075,798	5,473,373
Non-cash investing activities:
Property, plant and equipment acquired by non-current deposits			2,608	4,884
Non-cash financing activity:
Payable for dividends to holder of non-controlling interests	9,355	1,476	7,729	6,074
Supplemental disclosures of cash flow information:
Cash paid for income taxes	¥ 113,504	$ 17,905	¥ 104,480	¥ 96,074